Digital Assets and Digital Assets Receivables	6 Months Ended
Jun. 30, 2026
Digital Assets and Digital Assets Receivables [Abstract]
DIGITAL ASSETS AND DIGITAL ASSETS RECEIVABLES
5.	DIGITAL ASSETS AND DIGITAL ASSETS RECEIVABLES

The following table summarizes digital assets (in thousands of USD, except units):

	At June 30, 2026			At December 31, 2025
In thousands of USD	Units	Cost Basis	Fair Value	Units	Cost Basis	Fair Value
BTC (Bitcoin)	406	33,850	24,455	741	66,926	65,546
ETH (Ethereum)	3,080	7,201	4,962	3,043	7,116	9,038
FIL (Filecoin)	7,447	21	5	7,450	21	10
USDT (Tether)	5,311,566	5,316	5,304	7,501,927	7,492	7,494
Other digital assets(1)	nm	49	36	nm	6,216	3,400
Total		46,437	34,762		87,771	85,488

nm - not meaningful

(1)	Includes various other digital assets, none of which individually represented more than 5% of the fair value of total digital assets.

The following table provides a reconciliation of digital assets:

	Six months ended June 30,
In thousands of USD	2026	2025
Beginning balance	85,488	93,671
Additions(1)	1,262,101	210,127
Dispositions(2)	(1,284,199)	(118,124)
Gains(3)	*	24,411
Losses(3)	(28,628)	(5,013)
Ending balance	34,762	205,072

*	Amount less than US$1,000

(1)	Additions arise mainly from the Group’s ordinary operating activities, particularly digital asset self-mining and receipt of digital assets from customers as payment for mining-related services. Additions are also inclusive of refund of pledged collateral from a related party of US$314.7 million.

(2)	Dispositions arise from sales for fiat currency and the use of digital assets to settle operating obligations. Dispositions are also inclusive of transactions with a related party, comprising digital assets transferred as pledged collateral of US$357.6 million and digital assets of US$6.4 million used to pay the premium on put option transactions. Refer to Note 20.

(3)	The Group measures gains and losses by each asset held. These amounts include cumulative realized losses of US$19.2 million and gains of $0.2 million, and unrealized losses of US$9.4 million and gains of US$19.2 million, during the six months ended June 30, 2026 and 2025, respectively.

Digital assets – receivables

As of June 30, 2026, the Group has pledged approximately 162.4 million USDT (US$162.2 million fair value equivalent) to BIT Group, a related party in connection with borrowings facility drawdowns. The receivable balance carried a fair value of US$162.2 million, consisting principal amount of US$162.4 million and embedded derivative liability of US$0.2 million. Refer to Note 20 for more details.

The details of digital assets – receivables are as follows:

	Six months ended June 30,
In thousands of USD	2026	2025
Beginning balances	135,558	-
Transfer from digital assets	357,600	-
Refund of collateral from a related party	(314,680)	-
Net fair value changes recognized in net income	(16,307)	-
Ending balances	162,171	-